Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020	$ 1,172	$ 68,987,663	$ (63,193,707)	$ 5,795,128
Beginning balance, shares at Dec. 31, 2020	11,725,764
Common stock issued as compensation to board of directors	$ 7	114,029		114,036
Common stock issued as compensation to board of directors, shares	73,941
Common stock issued as compensation for services	$ 86	1,326,941		1,327,027
Common stock issued as compensation for services, shares	852,500
Net income loss			(8,176,130)	(8,176,130)
Reconciliation for shares outstanding per transfer agent	$ 22	636,495		636,517
Reconciliation for shares outstanding per transfer agent,shares	221,783
Issuance of restricted stock
Issuance of restricted stock, shares	1,200
Common stock issued in connection of the acquisition of SuperFit Foods on March 25, 2021	$ 27	624,973		625,000
Common stock issued in connection of the acquisition of SuperFit Foods on March 25, 2021, shares	268,240
Common stock, pre-funded warrants and warrants issued in private placement on April 7, 2021, net of fees $790,000	$ 125	9,181,224		9,181,349
Common stock, pre-funded warrants and warrant issued in private placement on April 7, 2021, shares	1,250,000
Common stock issued in connection of the acquisition of Pokemoto on May 14, 2021	$ 88	1,249,912		1,250,000
Common stock issued in connection of the acquisition of Pokemoto on May 14, 2021, shares	880,282
Common stock, pre-funded warrants and warrants issued in private placement on November 22, 2021, net of fees $1,289,965	$ 677	13,708,924		13,709,601
Common stock, pre-funded warrants and warrant issued in private placement on November 22, 2021, shares	6,772,000
Exercise of pre-funded warrants	$ 408	28,365		28,773
Exercise of pre-funded warrants, shares	4,075,337
Cancellation of share per agreement with shareholder	$ (1)	(99,999)		(100,000)
Cancellation of share per agreement with shareholder,Shares	(11,879)
Common stock issued to investor		1,540		1,540
Common stock issued to investor, shares	1,100
Amortization of restricted common stock		426		426
Ending balance at Dec. 31, 2021	$ 2,611	95,760,493	(71,369,837)	24,393,267
Ending balance, shares at Dec. 31, 2021	26,110,268
Cumulative effect of change in accounting principal			(15,000)	(15,000)
Cash less exercise of pre-funded warrants
Cashless exercise of pre-funded warrants shares	2,410
Common stock issued as compensation to board of directors		57,000		57,000
Common stock issued as compensation to board of directors, shares	94
Common stock issued as compensation for services		16,000		16,000
Common stock issued as compensation for services, shares	30
Net income loss			(1,886,000)	(1,886,000)
Ending balance at Mar. 31, 2022	$ 3,000	95,833,000	(73,271,000)	22,565,000
Ending balance, shares at Mar. 31, 2022	28,644,000
Beginning balance at Dec. 31, 2021	$ 2,611	95,760,493	(71,369,837)	24,393,267
Beginning balance, shares at Dec. 31, 2021	26,110,268
Net income loss				(3,660,000)
Ending balance at Jun. 30, 2022	$ 3,000	95,850,000	(75,053,000)	20,800,000
Ending balance, shares at Jun. 30, 2022	28,700,000
Beginning balance at Dec. 31, 2021	$ 2,611	95,760,493	(71,369,837)	24,393,267
Beginning balance, shares at Dec. 31, 2021	26,110,268
Cumulative effect of change in accounting principal			(22,799)	(22,799)
Cash less exercise of pre-funded warrants	$ 241	(241)
Cashless exercise of pre-funded warrants shares	2,409,604
Common stock issued as compensation to board of directors	$ 24	113,952		113,976
Common stock issued as compensation to board of directors, shares	243,345
Common stock issued as compensation for services	$ 7	17,545		17,552
Common stock issued as compensation for services, shares	35,000
Net income loss			(7,962,428)	(7,962,428)
Stock-based compensation – options		10,600		10,600
Reconciliation for shares outstanding per transfer agent
Reconciliation for shares outstanding per transfer agent,shares	30,910
Common stock issued as compensation for employment	$ 2	10,798		10,800
Common stock issued as compensation to employment, shares	20,000
Exercise of pre-funded warrants	$ 44			44
Exercise of pre-funded warrants, shares	438,085
Ending balance at Dec. 31, 2022	$ 2,929	95,913,147	(79,355,064)	16,561,012
Ending balance, shares at Dec. 31, 2022	29,287,212
Beginning balance at Mar. 31, 2022	$ 3,000	95,833,000	(73,271,000)	22,565,000
Beginning balance, shares at Mar. 31, 2022	28,644,000
Cumulative effect of change in accounting principal			(8,000)	(8,000)
Common stock issued as compensation for services		2,000		2,000
Common stock issued as compensation for services, shares	5
Net income loss			(1,774,000)	(1,774,000)
Stock-based compensation – options		4,000		4,000
Reconciliation for shares outstanding per transfer agent
Reconciliation for shares outstanding per transfer agent,shares	31
Common stock issued as compensation for employment		11,000		11,000
Common stock issued as compensation to employment, shares	20
Ending balance at Jun. 30, 2022	$ 3,000	95,850,000	(75,053,000)	20,800,000
Ending balance, shares at Jun. 30, 2022	28,700,000
Beginning balance at Dec. 31, 2022	$ 2,929	95,913,147	(79,355,064)	16,561,012
Beginning balance, shares at Dec. 31, 2022	29,287,212
Common stock issued as compensation to board of directors		28,000		28,000
Common stock issued as compensation to board of directors, shares	31
Common stock issued as compensation for services		3,020,000		3,020,000
Common stock issued as compensation for services, shares	2,849
Net income loss			(1,066,000)	(1,066,000)
Stock-based compensation – options		27,000		27,000
Ending balance at Mar. 31, 2023	$ 3,000	98,988,000	(80,421,000)	18,570,000
Ending balance, shares at Mar. 31, 2023	32,167,000
Beginning balance at Dec. 31, 2022	$ 2,929	95,913,147	(79,355,064)	16,561,012
Beginning balance, shares at Dec. 31, 2022	29,287,212
Net income loss				(876,000)
Ending balance at Jun. 30, 2023	$ 4,000	103,395,000	(80,231,000)	23,168,000
Ending balance, shares at Jun. 30, 2023	35,911,000
Beginning balance at Mar. 31, 2023	$ 3,000	98,988,000	(80,421,000)	18,570,000
Beginning balance, shares at Mar. 31, 2023	32,167,000
Common stock issued as compensation to board of directors		32,000		32,000
Common stock issued as compensation to board of directors, shares	30
Common stock issued as compensation for services	$ 1,000	4,348,000		4,349,000
Common stock issued as compensation for services, shares	3,714
Net income loss			190,000	190,000
Stock-based compensation – options		27,000		27,000
Ending balance at Jun. 30, 2023	$ 4,000	$ 103,395,000	$ (80,231,000)	$ 23,168,000
Ending balance, shares at Jun. 30, 2023	35,911,000